ACQUISITION DEPOSIT	12 Months Ended
Sep. 30, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
ACQUISITION DEPOSIT

NOTE 8— ACQUISITION DEPOSIT

On July 6, 2021, the Company entered into a consulting agreement with a New York based consulting firm (“the consulting firm”), pursuant to which, the consulting firm will help the Company to (i) identify appropriate business partner candidates in New York or California in order to jointly establish a research and development center in the United States for future new product development; (ii) find opportunities to establish business relationship with U.S based companies with OEM demand and utilize the Company’s manufacturing strength and capability to manufacture healthcare ingredient products for U.S companies under the OEM arrangement and (iii) help the Company to purchase or lease appropriate commercial facilities in the U.S., etc. The consulting firm will be compensated with $30,000 in exchange for performing these designated consulting services. Given the fact that the Company lacks credit history in the U.S, the Company is required to make a deposit of $1.5 million to the consulting firm. The Company has made a deposit of $1.0 million to the consulting firm and recorded it as acquisition deposit on the balance sheets as of September 30, 2024 and 2023.

During the year ended September 30, 2023, the consulting firm presented a potential acquisition target to the Company, which was a small R&D firm specializing in developing anti-aging formulas. The consulting firm also began assisting the Company with due diligence for this potential acquisition. However, negotiations surrounding the acquisition stalled, leading the Company to initiate discussions with the consulting firm to secure a full refund of the deposit.

Despite ongoing efforts to recover the deposit, there remains significant uncertainty regarding the full recovery of the amount. As a result, the Company recorded a full provision for doubtful accounts of $1.0 million for the year ended September 30, 2024, reflecting the risk of not receiving the full deposit amount.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS